Intangible Assets - Classification of Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 6,802	$ 3,576
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Amortization expense	5,983	1,305
Sales and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization expense	312	939
Research and development
Finite-Lived Intangible Assets [Line Items]
Amortization expense	299	601
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 208	$ 731